FINANCIAL ASSETS AND LIABILITIES - Forward Freight Agreements (Details) - USD ($) $ in Millions	Jun. 30, 2017	Dec. 31, 2016
Interest Rate Swap [Member]
Derivative [Line Items]
Derivative, notional amount	$ 500	$ 400